ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2024 and 2023 consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable	$139,214	$445,500
Less: allowance for estimated credit losses	—	—
	$139,214	$445,500